Earnings per equity share	12 Months Ended
Mar. 31, 2023
Earnings per equity share

28. Earnings per equity share
A reconciliation of the equity shares used in the computation of basic and diluted earnings per equity share has been provided below. Potential equity shares in the nature of ESOP with average outstanding balance of 73,917,840, 19,064,987 and 49,152,741 were excluded from the calculation of diluted earnings per share for the years ended March 31, 2021, March 31, 2022 and March 31, 2023, respectively, as these were anti-dilutive.

	As of March 31,
	2021	2022	2023
Weighted average number of equity shares used in computing basic earnings per equity share	5,499,587,357	5,533,113,800	5,565,620,562
Effect of potential equity shares for stock options outstanding	23,890,989	30,366,023	21,552,766

Weighted average number of equity shares used in computing diluted earnings per equity share	5,523,478,346	5,563,479,823	5,587,173,328

The following are reconciliations of basic and diluted earnings per equity share and earnings per ADS.

	Fiscal years ended March 31,
	2021		2022		2023		2023
Basic earnings per share	Rs.	59.27	Rs.	69.76	Rs.	89.02	US$	1.08
Effect of potential equity shares for stock options outstanding		0.25		0.38		0.34		0.01

Diluted earnings per share	Rs.	59.02	Rs.	69.38	Rs.	88.68	US$	1.07

Basic earnings per ADS	Rs.	177.81	Rs.	209.28	Rs.	267.06	US$	3.24
Effect of potential equity shares for stock options outstanding		0.75		1.14		1.02		0.03

Diluted earnings per ADS	Rs.	177.06	Rs.	208.14	Rs.	266.04	US$	3.21

Dividends
Any dividends declared by the Bank are based on the profit available for distribution as reported in the statutory financial statements of the Bank prepared in accordance with Indian GAAP. Additionally, the Banking Regulation Act and related regulations require the Bank to transfer
25
% of its Indian GAAP profit after-tax to a non-distributable statutory reserve and to meet certain other conditions in order to pay dividends without prior RBI approval.
As per the RBI guidelines, the dividend payout cannot exceed 35% of net income as calculated under Indian GAAP.

Accordingly, the net income reported in these financial statements may not be fully distributable in that year. Dividends declared for the fiscal years ended March 31, 2021 and March 31, 2022 were Rs.
6.5
 per equity share and Rs.
15.5
per equity share, respectively. On April 22, 2021, the RBI, in a notification, directed the banks to restrict dividend payouts for Fiscal 2021 to
50
% determined in terms of RBI regulations to conserve capital and stay resilient amid the COVID-19 crisis. Accordingly, the Bank has paid a dividend of Rs.
6.5
 per equity share for the fiscal year ended March 31, 2021.